Commitments and Contingencies (Details) $ in Millions		6 Months Ended		12 Months Ended
	Feb. 27, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 06, 2026 Bitcoin	Jun. 30, 2026	Jun. 30, 2026 Bitcoin	Feb. 26, 2026	Feb. 05, 2026	Dec. 31, 2025 Bitcoin
Loss Contingencies [Line Items]
Expense amount		$ 0.1	$ 0.1	$ 0.1	$ 0.1
Bitcoin (in Bitcoin)				1,606	1,094		271	271			1,606
Subsequent Event [Member]
Loss Contingencies [Line Items]
Bitcoin (in Bitcoin)									500	50
PCT Litigation [Member]
Loss Contingencies [Line Items]
Description terms of settlement		Under the terms of the settlement, the Company agreed to pay 23.5 bitcoin in full and final satisfaction of the claims asserted, with payment due within 30 days of the agreement’s effective date.
Accrued liabilities		$ 1.4
PCT Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Bitcoin (in Bitcoin) | Bitcoin						23.5
June 2025 Amended Investor Note [Member]
Loss Contingencies [Line Items]
Additionall interest expense payable	$ 2.4			$ 10.0
Additional minimum liability amount at maturity				2.4
Accrued interest				$ 0.7